Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-11737
Entity Registrant Name	Nordicus Partners Corporation
Entity Central Index Key	0001011060
Entity Tax Identification Number	04-3186647
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	280 South Beverly Dr.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(424)
Local Phone Number	256-8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NORD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false